CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 59.3%
U.S. TREASURY OBLIGATIONS — 56.6%
United States Treasury Bill	1.361%	06/18/20	$100,000	$99,994
United States Treasury Bill	1.513%	07/16/20	975,000	974,851
United States Treasury Bill	1.403%	08/13/20	920,000	919,769
United States Treasury Bill	0.176%	09/10/20	550,000	549,765
United States Treasury Bill	0.107%	10/01/20	625,000	624,672
United States Treasury Bill	0.100%	11/12/20	100,000	99,929
				3,268,980

MONEY MARKETS — 2.7%
U.S. Bank Money Market Deposit Account, 0.13%(a)				155,016
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,420,078)				3,423,996
TOTAL INVESTMENTS — 59.3%
(Cost $3,420,078)				3,423,996

OTHER ASSETS IN EXCESS OF LIABILITIES — 40.7%				2,347,296
NET ASSETS — 100.0%				$5,771,292

* Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a) - The rate shown is as of May 31, 2020.

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

Futures contracts outstanding as of May 31, 2020 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
3-Month Euro Euribor	Jun-21	11	$3,066,889	$(1,124)
90-DAY Bank Bill	Jun-21	73	48,616,065	14,484
90-Day Euro	Sep-21	94	23,454,316	(141)
90-Day Sterling	Jun-21	226	34,796,819	51,662
Australian 10-Year Bond	Jun-20	8	802,625	(8,259)
Australian 3-Year Bond	Jun-20	184	14,367,096	(2,187)
Canadian 10-Year Bond	Sep-20	22	2,453,062	1,875
Euro BUXL 30-Year Bond Futures	Jun-20	1	237,374	(1,999)
Euro-Bobl	Sep-20	5	746,348	716
Euro-Bund	Sep-20	4	779,482	439
Euro-Oat	Jun-20	1	186,556	421
Gold 100 Oz	Aug-20	2	350,785	(445)
London Metals Exchange Aluminum	Jun-20	38	1,463,853	(5,603)
London Metals Exchange Aluminum	Sep-20	2	75,898	1,789
London Metals Exchange Copper	Jun-20	8	1,061,014	10,736
London Metals Exchange Nickel	Jun-20	10	734,696	1,549
London Metals Exchange Zinc	Jun-20	23	1,137,630	7,052
London Metals Exchange Zinc	Sep-20	2	100,045	(583)
Long Gilt	Sep-20	12	2,039,397	(2,545)
Nasdaq 100 E-Mini	Jun-20	1	187,327	3,878
U.S. Treasury 10-Year Notes	Sep-20	16	2,223,027	1,973
U.S. Treasury 2-Year Notes	Sep-20	57	12,587,224	870
U.S. Treasury 5-Year Notes	Sep-20	33	4,139,747	5,878
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-20	6	1,068,948	1,302
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-20	2	438,042	(1,980)
				$79,758

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
10 Year Mini Japanese Government Bond	Jun-20	8	$(1,124,801)	$(4,153)
Amsterdam Index	Jun-20	1	(115,328)	(2,813)
Brent Crude	Sep-20	5	(178,561)	(12,289)
Cattle Feeder Futures	Aug-20	3	(191,666)	(11,359)
Cocoa	Jul-20	5	(115,195)	(7,505)
Coffee	Jul-20	2	(77,807)	5,581
Corn	Jul-20	43	(703,614)	3,252
Cotton No.2	Jul-20	9	(240,903)	(18,252)
DJIA Mini E-CBOT	Jun-20	1	(110,008)	(16,882)
Euro Stoxx 50	Jun-20	4	(126,829)	(8,419)
Euro-Schatz	Sep-20	8	(995,140)	(220)
FTSE 100 Index	Jun-20	2	(141,806)	(7,888)
FTSE/JSE TOP 40	Jun-20	4	(94,607)	(11,657)
Gasoline RBOB	Jul-20	3	(123,326)	(12,565)
Hang Seng Index	Jun-20	1	(149,394)	2,525
Live Cattle	Aug-20	7	(276,619)	(2,261)
London Metals Exchange Aluminum	Sep-20	26	(978,106)	(31,831)
London Metals Exchange Aluminum	Jun-20	38	(1,508,106)	49,856
London Metals Exchange Copper	Sep-20	2	(264,669)	(4,418)
London Metals Exchange Copper	Jun-20	8	(1,075,543)	3,793
London Metals Exchange Nickel	Sep-20	3	(221,716)	(386)
London Metals Exchange Nickel	Jun-20	10	(735,789)	(457)
London Metals Exchange Zinc	Sep-20	9	(452,281)	4,700
London Metals Exchange Zinc	Jun-20	23	(1,137,389)	(7,293)
Low Sulphur Gasoil G Futures	Jul-20	6	(171,065)	(5,785)
MSCI Singapore Exchange ETS	Jun-20	14	(288,361)	2,971
Natural Gas	Jul-20	8	(163,821)	15,901
OMX Stockholm 30 Index	Jun-20	5	(82,940)	(3,449)
Platinum	Jul-20	1	(37,348)	(6,382)
Russell 2000 E-Mini	Jun-20	1	(53,878)	(15,762)
S&P/TSX 60 Index	Jun-20	1	(104,599)	(28,415)
Soybean	Jul-20	13	(551,275)	4,788
SPI 200 Index	Jun-20	2	(176,666)	(14,934)
Sugar No. 11 (World)	Jul-20	18	(206,104)	(13,842)
Topix Index	Jun-20	1	(119,424)	(25,135)
Wheat	Jul-20	1	(25,147)	(890)
WTI Crude	Jul-20	4	(85,020)	(56,940)
Total Futures Contracts				$(238,815)
				$(159,057)

CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2020 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	5,550,000	USD	3,476,624	Jun 17 2020	NatWest	$222,804
CAD	3,650,000	USD	2,580,030	Jun 17 2020	NatWest	70,979
CHF	1,450,000	USD	1,519,930	Jun 17 2020	NatWest	(11,542)
EUR	5,650,000	USD	6,298,807	Jun 17 2020	NatWest	(24,658)
GBP	1,150,000	USD	1,444,182	Jun 17 2020	NatWest	(23,820)
JPY	477,000,000	USD	4,565,778	Jun 17 2020	NatWest	(141,610)
NOK	29,400,000	USD	2,848,595	Jun 17 2020	NatWest	176,333
NZD	5,800,000	USD	3,512,793	Jun 17 2020	NatWest	87,290
SEK	31,950,000	USD	3,275,256	Jun 17 2020	NatWest	116,145
USD	4,259,478	AUD	6,500,000	Jun 17 2020	NatWest	(73,186)
USD	4,250,951	CAD	5,800,000	Jun 17 2020	NatWest	38,389
USD	1,646,818	CHF	1,600,000	Jun 17 2020	NatWest	(17,610)
USD	7,444,551	EUR	6,700,000	Jun 17 2020	NatWest	4,411
USD	2,457,960	GBP	2,000,000	Jun 17 2020	NatWest	(12,234)
USD	4,466,239	JPY	480,000,000	Jun 17 2020	NatWest	14,247
USD	3,982,720	NOK	37,200,000	Jun 17 2020	NatWest	155,261
USD	4,481,870	NZD	7,200,000	Jun 17 2020	NatWest	12,801
USD	3,834,645	SEK	37,050,000	Jun 17 2020	NatWest	(98,107)
Total Forward Foreign Currency Contracts						$495,893

AUD	Australian Dollar		JPY	Japanese Yen
CAD	Canadian Dollar		NatWest	National Westminster Bank
CHF	Swiss Franc		NOK	Norwegian Krone
EUR	Euro		NZD	New Zealand Dollar
GBP	British Pound		SEK	Swedish Krona
			USD	United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL ADVANTAGE FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Advantage Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Advantage Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $865,780, which represented 15% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$3,423,996	$3,423,996	$-	$-
Commodity Contracts
Futures Contracts	108,997	108,997	-	-
Equity Contracts
Futures Contracts	9,374	9,374	-	-
Interest Rate Contracts
Futures Contracts	79,620	79,620	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	898,660	-	898,660	-
Total Assets	$4,520,647	$3,621,987	$898,660	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$-	$-	$-	$-
Commodity Contracts
Futures Contracts	(199,086)	(199,086)	-	-
Equity Contracts
Futures Contracts	(135,354)	(135,354)	-	-
Interest Rate Contracts
Futures Contracts	(22,608)	(22,608)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(402,767)	-	(402,767)	-
Total Liabilities	$(759,815)	$(357,048)	$(402,767)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.